BUSINESS ACQUISITIONS - Fair Value of Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 30, 2021	Dec. 31, 2020	Feb. 11, 2020
Disclosure of detailed information about business combination [line items]
Goodwill	$ 151,834		$ 132,894
Nuevopak Global Limited
Disclosure of detailed information about business combination [line items]
Less: fair value of net identifiable assets acquired		$ 23,918
Goodwill		19,789
Nuevopak Global Limited | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Consideration transferred		$ 43,707
Nortech Packaging Acquisition
Disclosure of detailed information about business combination [line items]
Less: fair value of net identifiable assets acquired				$ 21,354
Goodwill				25,640
Nortech Packaging Acquisition | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Consideration transferred				$ 46,994